Income (Loss) Before Income Taxes and Income Tax Expense (Benefit) by Domestic and Foreign Source (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income before income taxes and equity in income of affiliates	¥ 630,548	¥ 336,198	¥ 161,734
Japanese
Income before income taxes and equity in income of affiliates	115,740	(24,723)	(132,652)
Foreign
Income before income taxes and equity in income of affiliates	¥ 514,808	¥ 360,921	¥ 294,386